Average Annual Total Returns - CCM Community Impact Bond Fund	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) | CCM Community Impact Bond Fund
Prospectus [Line Items]
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
Bloomberg Intermediate U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes) | CCM Community Impact Bond Fund
Prospectus [Line Items]
Average Annual Return, Percent	2.47%	0.33%	1.45%
CRA Shares | CCM Community Impact Bond Fund
Prospectus [Line Items]
Average Annual Return, Percent	1.97%	(0.54%)	0.70%
CRA Shares | CCM Community Impact Bond Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	0.77%	(1.34%)	(0.17%)
CRA Shares | CCM Community Impact Bond Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	1.16%	(0.74%)	0.16%
Institutional Shares | CCM Community Impact Bond Fund
Prospectus [Line Items]
Average Annual Return, Percent	2.54%	(0.09%)	1.16%
Retail Shares | CCM Community Impact Bond Fund
Prospectus [Line Items]
Average Annual Return, Percent	2.18%	(0.42%)	0.81%